Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	6 Months Ended
Sep. 30, 2024
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2024 and September 30, 2024:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
March 31, 2024
Repurchase agreements	18,661	11,040	5,415	2,989	38,105
Securities lending transactions	1,288	19	—	44	1,350

Total	19,949	11,058	5,415	3,033	39,455

September 30, 2024
Repurchase agreements	17,041	13,259	6,469	1,949	38,718
Securities lending transactions	1,313	49	—	79	1,441

Total	18,354	13,308	6,469	2,028	40,159

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2024 and September 30, 2024:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
March 31, 2024
Japanese government bonds and Japanese local government bonds	6,167	102
Foreign government bonds and foreign agency mortgage-backed securities	28,757	19
Commercial paper and corporate bonds	913	—
Equity securities	1,609	1,229
Other	658	—

Total (Note)	38,105	1,350

September 30, 2024
Japanese government bonds and Japanese local government bonds	5,216	83
Foreign government bonds and foreign agency mortgage-backed securities	30,971	49
Commercial paper and corporate bonds	801	—
Equity securities	1,186	1,309
Other	545	—

Total (Note)	38,718	1,441

Note:
The above table does not include
securities-for-securities
lending transactions of ¥71 billion at March 31, 2024,
and ¥87 billion at September 30, 2024,
where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.